UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Western Asset/Claymore Inflation-Linked Securities & Income Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments

Western Asset/Claymore Inflation-Linked Securities & Income Fund

March 31, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 113.2%
U.S. Government and Agency Obligations — 95.1%
Treasury Inflation-Protected SecuritiesA — 95.1%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	$25,009,749	$25,593,952	B
United States Treasury Inflation-Protected Security	2.375%	4/15/11	43,732,706	46,985,326	B
United States Treasury Inflation-Protected Security	2.000%	4/15/12	30,265,164	32,584,716
United States Treasury Inflation-Protected Security	3.000%	7/15/12	32,396,328	36,309,189	B,C
United States Treasury Inflation-Protected Security	1.875%	7/15/13	59,867,589	64,572,822	B
United States Treasury Inflation-Protected Security	1.625%	1/15/15	21,884,346	23,212,792	B
United States Treasury Inflation-Protected Security	2.000%	1/15/16	22,223,597	24,096,980	B
United States Treasury Inflation-Protected Security	2.375%	1/15/17	10,308,222	11,504,945	B
United States Treasury Inflation-Protected Security	1.625%	1/15/18	24,832,410	26,075,967	B
United States Treasury Inflation-Protected Security	2.375%	1/15/25	19,268,832	20,965,395	B
United States Treasury Inflation-Protected Security	2.000%	1/15/26	69,286,583	71,430,171	B

Total U.S. Government and Agency Obligations (Cost — $354,522,712)				383,332,255

U.S. Government Agency Mortgage-Backed Securities — 4.3%
Fixed Rate Securities — 4.3%
Fannie Mae	6.000%	1/1/37 to 6/1/37	17,097,217	17,530,788

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $16,776,055)				17,530,788

Corporate Bonds and Notes — 7.5%
Automobiles — 2.3%
Ford Motor Co.	7.450%	7/16/31	7,435,000	4,907,100
General Motors Corp.	8.375%	7/15/33	6,000,000	4,230,000	B

				9,137,100

Consumer Finance — 0.4%
SLM Corp.	5.361%	2/1/10	2,000,000	1,620,000	D

Diversified Financial Services — 0.7%
Bank of America Corp.	8.000%	12/29/49	1,740,000	1,742,088	E
Fuji Co. Ltd.	9.870%	12/31/49	1,025,000	1,029,259	E,F

				2,771,347

Health Care Providers and Services — 0.8%
HCA Inc.	5.750%	3/15/14	4,000,000	3,300,000

Leisure Equipment and Products — 0.3%
Eastman Kodak Co.	7.250%	11/15/13	1,200,000	1,146,000

Media — 1.4%
Comcast Corp.	5.900%	3/15/16	1,900,000	1,884,506
News America Inc.	7.625%	11/30/28	1,790,000	1,957,904
Time Warner Inc.	7.700%	5/1/32	1,750,000	1,842,412

				5,684,822

Oil, Gas and Consumable Fuels — 1.4%
Hess Corp.	7.875%	10/1/29	2,880,000	3,417,814
Hess Corp.	7.300%	8/15/31	120,000	135,201

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Hess Corp.	7.125%	3/15/33	$895,000		$998,154
Kinder Morgan Energy Partners LP	7.300%	8/15/33	900,000		918,782

					5,469,951

Thrifts and Mortgage Finance — 0.2%
Residential Capital LLC	8.000%	2/22/11	2,000,000		980,000	G

Total Corporate Bonds and Notes (Cost — $35,488,378)					30,109,220

Yankee BondsH — 3.0%
Commercial Banks — 0.6%
Glitnir Banki Hf	6.693%	6/15/16	1,240,000		999,457	E,F
Kaupthing Bank Hf	7.125%	5/19/16	2,060,000		1,390,014	F

					2,389,471

Diversified Financial Services — 0.3%
UFJ Finance Aruba AEC	6.750%	7/15/13	1,025,000		1,140,184

Diversified Telecommunication Services — 0.6%
Deutsche Telekom International Finance BV	8.250%	6/15/30	2,175,000		2,609,098	G

Foreign Government — 1.4%
Russian Federation	7.500%	3/31/30	4,732,200		5,449,128	F

Oil, Gas and Consumable Fuels — 0.1%
Gazprom	6.510%	3/7/22	490,000		436,713	F

Total Yankee Bonds (Cost — $12,160,973)					12,024,594

Foreign Government Obligations — 2.1%
France Government Bond OAT	3.150%	7/25/32	4,531,951	EUR	8,433,723	I

Total Foreign Government Obligations (Cost — $7,812,347)					8,433,723

Preferred Stocks — 1.2%
Citigroup Inc.	8.125%		148,000	shs	3,557,920	B
Freddie Mac	8.375%		47,075		1,148,630	E

Total Preferred Stocks (Cost — $4,876,875)					4,706,550

Total Long-Term Securities (Cost — $431,637,340)					456,137,130

Investment of Collateral From Securities Lending — 25.6%
State Street Navigator Securities Lending Prime Portfolio			103,157,233		103,157,233

Total Investment of Collateral From Securities Lending (Cost — $103,157,233)					103,157,233

Total Investments — 138.8% (Cost — $534,794,573) J					559,294,363
Obligation to return collateral for securities loaned — (25.6)%					(103,157,233)

Other Assets Less Liabilities — (13.2)%	(53,240,756)

$402,896,374

Net Assets — 100.0%
Net Asset Value Per Common Share:	$13.82

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedK
LIBOR Futures	September 2008	219	(6,470)
U.S. Treasury Note Futures	June 2008	175	297,759

			$291,289

Futures Contracts WrittenK
U.S. Treasury Bond Futures	June 2008	27	$(21,651)

Options WrittenK
U.S. Treasury Note Futures Call, Strike Price $115.00	April 2008	198	$108,838

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
Deutche Bank AG London	5/7/08	JPY	$874,824,300	USD	$8,289,973	$498,280
Credit Suisse First Boston (London)	5/7/08	USD	7,875,306	EUR	5,400,000	(641,293)

						$(143,013)

A	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
B	All or a portion of this security is on loan.
C	Position, or a portion thereof, with an aggregate market value of $36,309,189 has been segregated to collateralize reverse repurchase agreements.
D	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2008.
E	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
F	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.31% of net assets.
G	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
H	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
I	Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
J	At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,457,701
Gross unrealized depreciation	(6,957,911)

Net unrealized appreciation	$24,499,790

K	Options and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$559,294,363	$—	$559,294,363	$—
Other Financial Instruments*	(57,735,771)	384,946	(58,120,717)	—

Total	$501,558,592	$384,946	$501,173,646	$—

*	Other financial instruments include options, futures, swaps, reverse repurchase agreements and forward contracts.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Securities Lending

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At March 31, 2008, the market value of the securities on loan to broker-dealers was $101,112,878, for which the Fund received collateral of $103,157,233 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s Portfolio of Investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon valuations furnished by an independent pricing service and the change, if any, is recorded as unrealized appreciation or depreciation.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of a swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recorded in the accompanying statement of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

The following is a summary of the open credit default swap contracts outstanding as of March 31, 2008

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HVOL 7)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$8,000,000	$(733,626)
Barclays Capital Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	19,100,000	(757,128)
JP Morgan Chase & Co. (SLM Corporation, 5.125%, due 8/27/12)[1]	December 20, 2012	Specified amount upon credit event notice	2.50% Quarterly	3,800,000	(743,290)

					$(2,234,044)

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

(Portfolio is inserted here)

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore Inflation-Linked Securities & Income Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Western Asset/Claymore Inflation-Linked Securities & Income Fund

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Western Asset/Claymore Inflation-Linked Securities & Income Fund

Date: May 21, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer

Western Asset/Claymore Inflation-Linked Securities & Income Fund

Date: May 21, 2008